Genco Chapter 11 Bankruptcy (Condensed Statement of Operations, Debtor In Possession) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended																12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Revenues		$ 1,107		$ 1,184		$ 904		$ 1,123		$ 1,016		$ 1,232		$ 990		$ 632		$ 4,318	$ 3,870	$ 2,497
Cost of sales, excluding depreciation expense																		(2,281)	(2,028)	(1,661)
Gross margin																		2,037	1,842	836
Utilities Operating Expense, Maintenance and Operations																		(940)	(839)	(477)
Other																		(17)	0	0
Operating income (loss)		34	[2]	(117)	[2]	(702)	[2]	145	[2]	(13)	[3]	107	[3]	10	[3]	(40)	[3]	(640)	64	(19)
Bankruptcy reorganization items, net																		(96)	0	0
Net income (loss)		$ (182)		$ (249)		$ (803)		$ (10)		$ (134)		$ (24)		$ 386		$ (181)		(1,244)	47	(267)
Other comprehensive income (loss), net of tax																		4	0	(41)
Comprehensive income (loss)																		(1,240)	47	(308)
Intercompany Eliminations
Variable Interest Entity [Line Items]
Revenues																		(92)	(4)	0
Cost of sales, excluding depreciation expense																		92	4	0
Gross margin																		0	0	0
Utilities Operating Expense, Maintenance and Operations																		0	0	0
Other																		0
Operating income (loss)																		0	0	0
Bankruptcy reorganization items, net																		0
Net income (loss)																		765	(476)	131
Other comprehensive income (loss), net of tax																		(12)	(11)	16
Comprehensive income (loss)																		$ 753	$ (487)	$ 147
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Revenues	$ 0
Cost of sales, excluding depreciation expense	(11)
Gross margin	(11)
Utilities Operating Expense, Maintenance and Operations	(6)
Other	(3)
Operating income (loss)	(20)
Bankruptcy reorganization items, net	(96)
Net income (loss)	(116)
Other comprehensive income (loss), net of tax	0
Comprehensive income (loss)	(116)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Intercompany Eliminations
Variable Interest Entity [Line Items]
Revenues	(19)
Cost of sales, excluding depreciation expense	0
Gross margin	(19)
Utilities Operating Expense, Maintenance and Operations	0
Other	1
Operating income (loss)	(18)
Bankruptcy reorganization items, net	0
Net income (loss)	(18)
Other comprehensive income (loss), net of tax	0
Comprehensive income (loss)	(18)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Genco, as Debtor-in-Possession
Variable Interest Entity [Line Items]
Revenues	19
Cost of sales, excluding depreciation expense	(11)
Gross margin	8
Utilities Operating Expense, Maintenance and Operations	(6)
Other	(4)
Operating income (loss)	(2)
Bankruptcy reorganization items, net	(96)
Net income (loss)	(98)
Other comprehensive income (loss), net of tax	0
Comprehensive income (loss)	$ (98)

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	The results for the quarters ended June 30, 2016, September 30, 2016, and December 31, 2016, include impairment charges of $645 million, $212 million, and $1 million, respectively. See Note 9—Property, Plant and Equipment and Note 11—Unconsolidated Investments for more information.
[3]	The results for the quarters ended September 30, 2015 and December 31, 2015, include impairment charges of $74 million and $25 million, respectively. See Note 9—Property, Plant and Equipment for more information.